            Annual Notice of Securities Sold Pursuant to Rule 24F-2

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

1.   Name and address of issuer:

     First Providian Life and Health Insurance Company Separate Account B

     520 Columbia Avenue
     Johnson City, NY 13790

2.   Name of each series of class of funds for which this notice is filed:

     Vanguard Variable Annuity Plan Contract

3.   Investment Company Act File Number:

     811-6298

     Securities Act File Number:

     33-39946

4.   Last day of fiscal year for which this notice is filed:

     December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

9.   Number and aggregate sale price of securities sold during the fiscal year:

     256 policies sold for $16,981,770
     $2,204,772 in dividends reinvested
     Total:  $19,186,542

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     256 policies sold for $16,981,770
     $2,204,772 in dividends reinvested
     Total:  $19,186,542

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     0

12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

     $19,186,542

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

     + $0

     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

     - $2,605,722

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

     + $0

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i) plus line (ii), less line (iii), plus line (iv)] (if applicable):

     $16,580,820

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

     1/2900

     (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:

     $5,717.52

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

     Yes

     Date of mailing or wire transfer fees to the Commission's lockbox depository:

     February 26, 1996

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Edward P. Reiter


Edward P. Reiter
2nd Assistant Vice President and Assistant Secretary

Date

February 26, 1996

First Providian Life and Health Insurance Company
400 West Market Street
PO Box 32830
Louisville, Kentucky  40232

502-560-3898

February 26, 1996

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC  20549

Re:  Rule 24f-2 Notice for First Providian Life and Health Insurance Company
        Separate Account B
        "Vanguard Variable Annuity Plan Contract"
        Investment Company Act File Number:
        811-6298
        Securities Act File Number:
        33-39946

Dear Sir or Madam:

It is my opinion that the securities issued in accordance with the captioned filing and which this notice makes definite in number were legally issued and fully paid and are nonassessable.

Very truly yours,

/s/ Kimberly A. Scouller

Kimberly A. Scouller
Assistant General Counsel